Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	$ 90,000	[1]	$ 100,420
Accumulated Amortization	(40,357)	[1]	(47,966)
Net Book Value	49,643	[1]	52,454
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	53,152		53,152
Accumulated Amortization	(12,837)		(11,838)
Net Book Value	40,315		41,314
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	35,490		35,490
Accumulated Amortization	(21,294)		(19,520)
Net Book Value	14,196		15,970
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	31,342		32,492	[2]
Accumulated Amortization	(16,855)		(2,143)	[2]
Transfer/ Write off	0		(1,150)	[2]
Net Book Value	14,487		29,199	[2]
Navios Containers deconsolidation
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	(31,342)
Accumulated Amortization	16,855
Net Book Value	(14,487)
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	178,642		221,554
Accumulated Amortization	(74,488)		(81,467)
Transfer/ Write off	0		(1,150)
Net Book Value	$ 104,154		$ 138,937

[1]	The decrease in cost basis and accumulated amortization includes $10,420 write off relating to Navios Logistics’ trade name which was fully amortized.
[2]	During the year ended December 31, 2018, acquisition costs of $1,150 of favorable lease terms were capitalized as part of the cost of one vessel due to the exercise of the purchase option (See also Note 2(n)). As of December 31, 2018, intangible assets associated with the favorable lease terms included an amount of $31,342 associated with the favorable lease terms of certain charter out contracts of Navios Containers which were recognized as of November 30, 2018 (see Note 3). During the year ended December 31, 2017, acquisition costs of $10,398 and accumulated amortization of $7,001 of favorable lease terms were considered impaired and were written off resulting in a loss of $3,397 included in the statement of comprehensive (loss)/income within the caption of “Impairment loss/ loss on sale of vessels, net”.